CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Trust, Inc. (1933 Act File No. 33-56672; 1940 Act File No. 811-07418) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class R, Class R1, Class FI, Class I and Class IS of each of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 42 to the Registrant’s Registration Statement (“Amendment No. 42”), and (b) that Amendment No. 42 was filed electronically.

Dated as of: May 5, 2010	By: /s/ Richard C. Wachterman
Name: Richard C. Wachterman
Title: Assistant Secretary